Series A Notes, Net Of Current Maturities	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Series A Notes, Net Of Current Maturities
SERIES A NOTES, NET OF CURRENT MATURITIES

	December 31,
	2013	2012
Series A Notes	$423,509	$450,040
Less – Current maturities	(62,866)	(58,275)
Carrying amount adjustments on Series A Notes (*)	16,573	16,158
Premium on Series A Notes, net	596	687
	$377,812	$408,610

(*)	As a result of fair value hedge accounting, described below, and in Notes 2(Y) and 2(AA). The carrying value of the Series A Notes is adjusted for changes in the interest rates.

In June 2010, the Company issued Series A Notes in the aggregate principal amount of NIS 1.1 billion (approximately $283,000), payable in 10 equal annual installments on June 30 of each of the years 2011 through 2020. The Series A Notes bear a fixed interest rate of 4.84% per annum, payable on June 30 and December 30 of each of the years 2010 through 2020 (the first interest payment was made on December 30, 2010, and the last interest payment will be made on June 30, 2020). Debt issuance costs were approximately $2,530, of which $2,164 was allocated to the Series A Notes discount, and $366 was allocated to deferred issuance costs and are amortized as financial expenses over the term of the Series A Notes due in 2020.

Note 16 -    SERIES A NOTES, NET OF CURRENT MATURITIES (Cont.)

In March 2012, the Company issued additional Series A Notes in the aggregate principal amount of NIS 807 million (approximately $217,420). The immediate gross proceeds received by the Company for the issuance of the March 2012 Series A Notes were approximately NIS 831 million (approximately $224,000). Debt issuance costs were approximately $2,010, of which $1,795 was allocated to the Series A Notes discount, and $215 was allocated to deferred issuance costs and are amortized as financial expenses over the term of the Series A Notes due in 2020. Premium was approximately $3,675 and is amortized as financial income over the term of the Series A Notes due in December 2020.

In May 2012, the Company issued additional Series A Notes in an aggregate principal amount of NIS 92 million (approximately $24,407) through a private placement to Israeli institutional investors. The immediate gross proceeds received by the Company for the issuance of the May 2012 Series A Notes were approximately NIS 95 million (approximately $24,900). Debt issuance costs were approximately $94. These costs were allocated to deferred issuance costs and are amortized as financial expenses over the term of the Series A Notes due in 2020. Premium was approximately $260 and is amortized as financial income over the term of the Series A Notes due in December 2020.

The 2010 Series A Notes together with the 2012 Series A Notes form one single series with the same terms and conditions.

The Series A Notes (principal and interest) are not linked to any currency or index. The Series A Notes are unsecured, non convertible and do not restrict the Company’s ability to issue additional notes of any class or distribute dividends in the future. There are no covenants on the Series A Notes. The Series A Notes are listed for trading on the Tel-Aviv Stock Exchange.

During the years ended December 31, 2013, 2012 and 2011, the Company recorded $9,715, $10,787 and $5,753, respectively, as interest expenses and $92, $153 and $422, respectively, as amortization of debt issuance costs and premium, net, on the Series A Notes.

The Company also entered into 10-year cross currency interest rate swap transactions in order to effectively hedge the effect of interest and exchange rate differences resulting from the 2010 NIS Series A Notes. Under the cross currency interest rate swaps, the Company will receive fixed NIS at a rate of 4.84% on NIS 1.1 billion and pay floating six-month USD LIBOR + an average spread of 1.65% on $287,000, which reflects the U.S. dollar value of the Series A Notes on the specific dates the transactions were consumed. Both the debt and the swap instruments will pay semi-annual coupons on June 30 and December 31. The purpose of these transactions was to convert the NIS fixed rate Series A Notes into USD LIBOR (6 months) floating rate obligations. As a result of these agreements, the Company is currently paying an effective interest rate of six-month LIBOR (0.45% at December 31, 2013) plus an average of 1.65% on the principal amount, as compared to the original 4.84% fixed rate. The above transactions qualify for fair value hedge accounting.

On April 2012 and May 2012 the Company entered into cross currency interest rate swap transactions in order to effectively hedge the effect of interest and exchange rate differences resulting from the 2012 issuance of Series A Notes. Under these cross currency interest rate swaps, the Company will receive fixed NIS at a rate of 4.84% on NIS 807 million and NIS 92 million and pay floating six-month USD LIBOR + an average spread of 2.02% on $217,300 and 2.285% on $24,100, respectively, which reflects the U.S. dollar value of the 2012 issued Series A Notes on the specific dates the transactions were consumed. Both the debt and the swap instruments will pay semi-annual coupons on June 30 and December 31. The purpose of these transactions was to convert the NIS fixed rate Series A Notes into USD LIBOR (6 months) floating rate obligations. As a result of these agreements, the Company is currently paying an effective interest rate of six-month LIBOR (0.45% at December 31, 2013) plus an average of 1.84% on the 2012 principal amounts, as compared to the original 4.84% fixed rate. The above transactions qualify for fair value hedge accounting.

Note 16 -    SERIES A NOTES, NET OF CURRENT MATURITIES (Cont.)

Future principal payments for the Series A Notes are as follows:

		December 31, 2013
2014	current maturities	$62,866
2015		62,866
2016		62,866
2017		62,866
2018		62,866
2019	and thereafter	126,348
		$440,678